Stock-Based Compensation (Schedule of Stock Options Outstanding and Exercisable) (Details) - Stock Options [Member]	12 Months Ended
Mar. 31, 2015 $ / shares shares
Number Outstanding | shares	1,793,745
Number Exercisable | shares	686,849
$2.04 - 4.68 [Member]
Exercise Price, minimum	$ 2.04
Exercise Price, maximum	$ 4.68
Number Outstanding | shares	856,959
Weighted-Average Remaining Contractual Life (Years)	7 years 9 months 18 days
Weighted-Average Exercise Price	$ 3.36
Number Exercisable | shares	473,531
Weighted-Average Exercise Price	$ 3.12
$4.80 - 6.24 [Member]
Exercise Price, minimum	4.80
Exercise Price, maximum	$ 6.24
Number Outstanding | shares	835,501
Weighted-Average Remaining Contractual Life (Years)	9 years 4 months 24 days
Weighted-Average Exercise Price	$ 4.92
Number Exercisable | shares	121,676
Weighted-Average Exercise Price	$ 5.16
$6.36 - 11.76 [Member]
Exercise Price, minimum	6.36
Exercise Price, maximum	$ 11.76
Number Outstanding | shares	90,103
Weighted-Average Remaining Contractual Life (Years)	4 years 8 months 12 days
Weighted-Average Exercise Price	$ 7.92
Number Exercisable | shares	80,772
Weighted-Average Exercise Price	$ 8.04
$12.60 - 26.40 [Member]
Exercise Price, minimum	12.60
Exercise Price, maximum	$ 26.40
Number Outstanding | shares	4,467
Weighted-Average Remaining Contractual Life (Years)	5 years 4 months 24 days
Weighted-Average Exercise Price	$ 19.44
Number Exercisable | shares	4,155
Weighted-Average Exercise Price	$ 19.68
$51.60 - 99.72 [Member]
Exercise Price, minimum	51.60
Exercise Price, maximum	$ 99.72
Number Outstanding | shares	6,715
Weighted-Average Remaining Contractual Life (Years)	1 year 6 months
Weighted-Average Exercise Price	$ 55.44
Number Exercisable | shares	6,715
Weighted-Average Exercise Price	$ 55.44